Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards
Increase in valuation allowance	$ 481,000
Federal Corporate tax rate	34.00%	34.00%